STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	Years ended December 31,
	2014	2013	2012
Net income attributable to the Group	51,822	79,839	29,642
Transfers from the noncontrolling interest
Increase in own equity due to acquisition of own shares by MGTS	—	—	57
Decrease in own equity due to acquisition of noncontrolling interest in Teleservice	(23)	—	—

Net transfers from the noncontrolling interest	(23)	—	57

Net income attributable to the Group and transfers from the noncontrolling interest	51,799	79,839	29,699

Schedule of accumulated other comprehensive by components

	Currency translation adjustment		Unrealized (gains) / losses on derivatives	Unrecognized actuarial (gains) / losses	Accumulated other comprehensive (income) / loss
Balance at January 1, 2013	13,224		(21)	473	13,676
Other comprehensive loss / (income)	6,657		(861)	—	5,796
Less: tax expense	—		172	—	172
Amounts reclassified to net income	(3,682	)(1)	(945)	(220)	(4,847)
Less: tax expense	—		189	44	233

Net other comprehensive loss / (income)	2,975		(1,445)	(176)	1,354

Balance at December 31, 2013	16,199		(1,466)	297	15,030
Other comprehensive income	(5,925)		(17,363)	(82)	(23,370)
Less: tax expense	—		2,894	16	2,910
					—
Amounts reclassified to net income	—		14,002	70	14,072
Less: tax expense	—		(2,334)	(14)	(2,348)

Net other comprehensive loss / (income)	(5,925)		(2,801)	(10)	(8,736)

Balance as of December 31, 2014	10,274		(4,267)	287	6,294

(1)	The currency translation adjustment of RUB 3,682 million included as income from discontinued operations in consolidated statement of operations and comprehensive income.

Schedule of the Group's declared cash dividends

	2014	2013	2012
Dividends declared (including dividends on treasury shares of 1,922 and 1,538 and 1,140, respectively)	51,247	40,956	30,397
Dividends, RUB per ADS	49.60	39.64	29.42
Dividends, RUB per share	24.80	19.82	14.71